ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE
Summary of assets held for sale by segment

	12/31/2018	12/31/2017
Generation	3,365,208	—
Transmission	790,226	—
Distribution	11,268,925	5,825,879
Total assets classified as held for sale	15,424,359	5,825,879
Generation	1,691,745	—
Transmission	4,299	—
Distribution	8,598,923	7,630,670
Total liabilities associated to assets classified as held for sale	10,294,967	7,630,670

Summary of sale effect of assets held for sale

	Amazonas D	Ceal	Total
Net equity of distributors on December 2018	(10,133,182)	(1,030,820)	(11,164,002)
Sale value	50	50	100
Debt conversion / Capital increase up to	8,911,866	50	8,911,916
Net equity after restructuring	(1,221,316)	(1,030,770)	(2,252,086)
Sale effect	1,221,366	1,030,820	2,252,186

Schedule of details of SPEs held for sale

Lot	SPEs Wind Generation	Shareholding	Minimum price - SPE	Minimum price - Lot
A	Santa Vitória do Palmar Holding S.A. (EOL Verace I to X) and Chuí Holding S.A. (EOL Chuí I, II, IV and V and Minuano I and II)	78.00%	635,601	635,601
B	Eólica Hermenegildo I S.A.	99.99%	43,445	118,966
	Eólica Hermenegildo II S.A.	99.99%	43,905
	Eólica Hermenegildo III S.A.	99.99%	18,908
	Eólica Chuí IX S.A.	99.99%	12,709
C	Eólica Serra das Vacas Holding S.A.	49.00%	66,720	66,720
	(WPP Serra das Vacas I to IV)
D	Chapada do Piauí I Holding S.A.	49.00%	245,268	475,052
	(WPP Santa Joana IX to XVI)
	Chapada do Piauí II Holding S.A.	49.00%	229,784
	(WPP Santa Joana I, III, IV, V, VII and Santo Augusto IV)
E	Vam Cruz I Participações S.A.	49.00%	132,681	132,681
	(WPP Caiçara I and II and Junco I and II)
F	Brasventos Eolo Geradora de Energia S.A.	49.00%	69,067	171,302
	Rei dos Ventos 3 Geradora de Energia S.A.	49.00%	54,787
	Brasventos Miassaba 3 Geradora de Energia S.A.	49.00%	47,447
G	Geradora e Comercializadora de Energia Elétrica S.A.	49.00%	58,374	58,374
	(WPP Mangue Seco 2)
H	Pedra Branca S.A.	49.00%	53,968	232,593
	São Pedro do Lago S.A.	49.00%	61,449
	Sete Gameleiras S.A.	49.00%	53,826
	Baraúnas I Energética S.A.	49.00%	21,509
	Mussambê Energética S.A.	49.00%	18,925
	Morro Branco I Energética S.A.	49.00%	21,788
	Baraúnas II Energética S.A.	1.50%	649
	Banda de Couro Energética S.A.	1.70%	479
I	Integração Transmissora de Energia S.A	49.00%	277,485	277,485
	(INTESA)
J	Uirapuru Transmissora de Energia S/A	75.00%	87,242	87,242
	(UIRAPURU)
K	Transmissora Matogrossense de Energia S.A.	49.00%	109,530	109,530
	(TME)
L	Brasnorte Transmissora de Energia S.A.	49.71%	77,995	77,995
	(BRASNORTE)
M	Companhia Transirapé de Transmissão	24.50%	34,044	78,376
	(TRANSIRAPÉ)
	Companhia Transleste de Transmissão	24.00%	25,557
	(TRANSLESTE)
	Companhia Transudeste de Transmissão	25.00%	18,776
	(TRANSUDESTE)
N	Empresa de Transmissão do Alto Uruguai S/A	27.42%	39,888	39,888
	(ETAU)
O	Amazônia-Eletronorte Transmissora de Energia S.A.	49.00%	86,249	86,249
	(AETE)
P	Companhia de Transmissão Centroeste de Minas S.A.	49.00%	43,169	43,169
	(CENTROESTE)
Q	Luziânia-Niquelândia Transmissora S.A.	49.00%	49,710	49,710
	(LUZIÂNIA-NIQUELÂNDIA)
R	Manaus Transmissora de Energia S.A.	49.50%	328,621	328,621
	(MANAUS TR)

Generation
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	Generation
			Santa Vitória
	Eletrobras	Chesf	do Palmar	Hermenegildo I	Hermenegildo II	Hermenegildo III	Chuí IX	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	—	76,719	13,230	10,460	5,894	3,669	—	109,972
Customers	—	—	22,974	1,464	1,311	1,409	433	—	27,591
Taxes and social contributions	—	—	1,229	2,087	2,402	2,351	725	—	8,794
Fixed assets	—	—	1,653,735	193,430	191,613	165,564	54,408	—	2,258,750
Intangible assets	—	—	53,430	11,916	11,477	10,222	3,664	—	90,709
Investments	1,282,083	175,651	—	—	—	—	—	(942,043)	515,691
Other assets	—	—	182,878	51,702	54,777	49,718	14,626	—	353,701
Total assets of the subsidiary classified as held for sale	1,282,083	175,651	1,990,965	273,829	272,040	235,158	77,525	(942,043)	3,365,208

Suppliers	—	—	12,074	403	425	341	124	(388)	12,979
Loans and financing	—	—	900,017	138,891	138,939	118,373	40,014	—	1,336,234
Taxes and social contributions	—	—	2,802	491	462	420	151	—	4,326
Provisions for contingencies	—	—	680	516	528	501	—	—	2,225
AFAC	—	—	—	—	—	11,834	—	(11,834)	—
Other liabilities	—	—	284,124	25,548	23,188	23,924	8,597	(29,400)	335,981
Liabilities of the subsidiary associated with assets classified as held for sale	—	—	1,199,697	165,849	163,542	155,393	48,886	(41,622)	1,691,745

Transmission
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	Transmission
	Eletrobras	Uirapuru	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	1,999	—	1,999
Customers	—	3,030	—	3,030
Financial assets	—	65,333	—	65,333
Investment	760,299	—	(41,434)	718,865
Other assets	—	999	—	999
Total assets of the subsidiary classified as held for sale	760,299	71,361	(41,434)	790,226
Suppliers	—	6,341	(6,175)	166
Taxes and social contributions	—	107	—	107
Other liabilities	—	9,668	(5,642)	4,026
Liabilities of the subsidiary associated with assets classified as held for sale	—	16,116	(11,817)	4,299

Distribution
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	Distribution
	Eletrobras	Ceal	Amazonas D	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	44,999	39,872	—	84,871
Customers	—	713,502	808,555	—	1,522,057
Financing and loans	3,240,242	—	—	—	3,240,242
Taxes and social contributions	—	32,382	1,318,423	—	1,350,805
Reimbursement rights	—	10,479	2,982,057	(1,993,859)	998,677
Financial asset	—	1,009,163	2,086,227	—	3,095,390
Fixed assets	—	32,726	139,826	—	172,552
Intangible assets	—	46,025	84,658	—	130,683
Other assets	—	1,154,366	6,682,894	(7,163,612)	673,648
Total assets of the subsidiary classified as held for sale	3,240,242	3,043,642	14,142,512	(9,157,471)	11,268,925

Suppliers	—	369,364	1,974,473	(485,670)	1,858,167
Loans and financing	—	2,474,514	5,322,934	(5,300,585)	2,496,863
Taxes and social contributions	—	241,346	87,759	—	329,105
Provisions for contingencies	—	285,839	1,433,400	—	1,719,239
Other liabilities	—	667,112	3,782,473	(2,254,036)	2,195,549
Liabilities of the subsidiary associated with assets classified as held for sale	—	4,038,175	12,601,039	(8,040,291)	8,598,923

	Eletrobras	Cepisa	Ceron	Eletroacre	Boa Vista	Eliminations	Total
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	31/12/2017	12/31/2017	12/31/2017
Cash and cash equivalents	—	11,547	18,532	10,401	5,358	—	45,838
Customers	—	682,826	284,384	189,610	123,630	—	1,280,450
Financing and loans	1,482,907	—	—	—	—	—	1,482,907
Taxes and social contributions	—	27,401	29,507	9,704	22,893	—	89,505
Reimbursement right	—	19,562	3,963,217	304,530	289,250	(4,421,820)	154,739
Financial asset	—	854,482	1,198,009	429,813	217,846	—	2,700,150
PP&E	—	85,934	69,526	34,040	26,708	—	216,208
Intangible assets	—	49,066	23,390	14,392	5,712	—	92,560
Other assets	—	617,906	419,517	104,554	113,584	(1,492,039)	236,478
Total assets of the subsidiary classified as held for sale	1,482,907	2,348,724	6,006,082	1,097,044	804,981	(5,913,859)	5,825,879

Suppliers	—	203,335	3,415,498	519,003	969,416	(548,881)	4,558,371
Loans and financing	—	2,322,825	1,365,157	508,244	312,254	(3,800,527)	707,953
Taxes and social contributions	—	269,221	77,016	225,606	29,021	—	600,864
Provisions for contingencies	—	169,613	261,876	122,060	61,252	—	614,801
Onerous contract	—	—	167,257	—	2,876	—	170,133
AFAC	—	346,357	—	77,115	89,975	(513,447)	—
Other liabilities	—	434,648	2,878,215	129,564	121,317	(2,585,196)	978,548
Liabilities of the subsidiary associated with assets classified as held for sale	—	3,745,999	8,165,019	1,581,592	1,586,111	(7,448,051)	7,630,670